FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising from Insurance and Participating Investment Contracts - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising from Insurance and Participating Investment Contracts [Line Items]
Balance	£ 103,413	£ 94,390
Analysed on a behavioural basis [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising from Insurance and Participating Investment Contracts [Line Items]
Balance	103,413	94,390
Analysed on a behavioural basis [Member] | Not later than one month [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising from Insurance and Participating Investment Contracts [Line Items]
Balance	1,708	1,283
Analysed on a behavioural basis [Member] | Later than one month and not later than three months [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising from Insurance and Participating Investment Contracts [Line Items]
Balance	1,747	1,836
Analysed on a behavioural basis [Member] | Later than three months and not later than twelve months [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising from Insurance and Participating Investment Contracts [Line Items]
Balance	6,467	6,266
Analysed on a behavioural basis [Member] | Later than one year and not later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising from Insurance and Participating Investment Contracts [Line Items]
Balance	26,479	23,425
Analysed on a behavioural basis [Member] | Later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising from Insurance and Participating Investment Contracts [Line Items]
Balance	£ 67,012	£ 61,580